STOCK-BASED COMPENSATION - DSU and RSU Activity (Details) shares in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2020 USD ($) shares	Dec. 31, 2019 USD ($) shares
DSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of units outstanding beginning of period (shares) | shares	476	764
Settled for cash (shares) | shares	0	(404)
Forfeited (shares) | shares	0	0
Granted (shares) | shares	85	116
Credits for dividends (shares) | shares	0	0
Increase (decrease) in number of shares outstanding | shares	0	0
Number of units outstanding end of period (shares) | shares	561	476
Fair value, beginning of period | $	$ 8.8	$ 11.2
Settled for cash | $	0.0	(6.5)
Forfeited | $	0.0	0.0
Granted | $	2.0	1.9
Credits for dividends | $	0.0	0.0
Change in value | $	2.0	2.2
Fair value, end of period | $	$ 12.8	$ 8.8
RSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of units outstanding beginning of period (shares) | shares	3,110	3,751
Settled for cash (shares) | shares	(2,136)	(2,131)
Forfeited (shares) | shares	(313)	(1,157)
Granted (shares) | shares	1,923	2,600
Credits for dividends (shares) | shares	39	47
Increase (decrease) in number of shares outstanding | shares	0	0
Number of units outstanding end of period (shares) | shares	2,623	3,110
Fair value, beginning of period | $	$ 41.5	$ 36.0
Settled for cash | $	(47.3)	(30.7)
Forfeited | $	(5.7)	(15.8)
Granted | $	35.2	35.3
Credits for dividends | $	0.9	0.8
Change in value | $	14.0	15.9
Fair value, end of period | $	$ 38.6	$ 41.5